Summary of Accounting Policies (Policies) - EBP Plans	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting
Basis of Accounting
The accompanying financial statements are prepared on the accrual method of accounting in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").

Investments
Investments
The investments in the Acuity DC Trust are subject to certain administrative guidelines and limitations as to the type and amount of securities held. Fund assets are allocated to selected independent investment managers to invest under these guidelines.
Certain investments of the Acuity DC Trust are stated at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Stable value funds are listed at contract value, which is defined as the amount participants would receive if they were to initiate transactions under the terms of the ongoing plan. Refer to Note 3 — Acuity DC Trust and Note 5 — Fair Value Measurements of the Notes to the Financial Statements for further discussion.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the dividend date. Net investment gain from Acuity DC Trust includes the Plans' gains and losses on investments bought and sold as well as held during the year.
The Acuity DC Trust holds investments in the Invesco Stable Value Fund, which holds synthetic guaranteed investment contracts ("synthetic GICs") and a diversified portfolio of investments, including units of collective trust funds held in the name of the Acuity DC Trust. Refer to Note 4 — Stable Value Investments of the Notes to the Financial Statements for further discussion.
Notes Receivable from Participants
Notes Receivable from Participants
The notes receivable from participants represent participant loans, which are carried at principal amounts outstanding plus accrued but unpaid interest. Interest income and fees recognized as administrative expense are recorded on the accrual basis. No allowance for credit losses has been recorded as of December 31, 2025 and 2024. If a participant ceases to make loan repayments and the Plan Administrator deems the participant loan to be in default, the participant loan balance is reduced, and a benefit payment is recorded.

Use of Estimates
Use of Estimates
The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Contributions	Contributions Contributions to the Plans from participants, and when applicable, from the Company are recorded in the period that payroll deductions are made from Plan participants.
Payments	Payments Benefit payments are recorded when paid.
Expenses
Expenses
Investment-related expenses are included within Net investment gain from Acuity DC Trust on the Statements of Changes in Net Assets Available for Benefits. Additionally, participants are charged a quarterly administrative recordkeeping fee, which is included within Expenses on the Statements of Changes in Net Assets Available for Benefits. Certain investment funds provide for a revenue sharing arrangement with the Plans that provides for a portion of the fund expenses to be credited to the Plans to pay for certain administrative expenses that are incurred by the Plans. The Company directly pays certain expenses of maintaining the Plans, which are excluded from these financial statements. Fees related to the administration of notes receivable from participants and certain administrative fees are charged directly to the participant's account and are included in expenses.